SHARE CAPITAL - Activity occurred during the year end (Details) shares in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
SHARE CAPITAL
Conversion of Multiple Voting Shares to Subordinate Voting Shares (Shares)		3,696
Conversion ratio		1
Conversion period		60 months
Treasury shares retired		645
Shares issued in connection with debt restructuring		34,988
Addition warrants		23,046
Shares issued in connection with exercise of warrants or rights		13
Number of warrants forfeited		2,874
Acquisition of variable interest entity (Shares)		44
Shares issued in connection with options exercised		82	6
Anti-Dilutive Warrants
SHARE CAPITAL
Addition warrants		23,046
Subordinate, Restricted, and Limited Voting Shares
SHARE CAPITAL
Equity Shares issued		4,402	3,169
Shares converted or exchanged for Equity Shares		1,689	430
Conversion of Multiple Voting Shares to Subordinate Voting Shares (Shares)		3,696
Treasury shares retired		645
Shares issued in connection with debt restructuring		34,988
Shares issued in connection with exercise of warrants or rights		13
Acquisition of variable interest entity (Shares)		44
Shares issued to a related party for services rendered			66
Subordinate, Restricted, and Limited Voting Shares | Other than a business acquisition
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			9
Subordinate, Restricted, and Limited Voting Shares | CannTech PA, LLC
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		92
Subordinate, Restricted, and Limited Voting Shares | Levia
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		7	52
Subordinate, Restricted, and Limited Voting Shares | Tahoe Hydro
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		225
Subordinate, Restricted, and Limited Voting Shares | Oasis
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		1,365	15
Subordinate, Restricted, and Limited Voting Shares | Herbal Remedies
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			354
Subordinate, Restricted, and Limited Voting Shares | Herbal Remedies | Other than a business acquisition
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			9
Exchangeable Shares
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		(1,689)	(430)
Acquisition of variable interest entity (Shares)		58	233
Shares issued in connection with earn-out provision related to the acquisition			3,798
Exchangeable Shares | CannTech PA, LLC
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		92
Exchangeable Shares | Levia
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		7	52
Exchangeable Shares | Tahoe Hydro
SHARE CAPITAL
Shares converted or exchanged for Equity Shares	233	225
Shares issued in connection with earn-out provision related to the acquisition			233
Exchangeable Shares | NV Green
SHARE CAPITAL
Shares issued in connection with the acquisition		58
Exchangeable Shares | Oasis
SHARE CAPITAL
Shares converted or exchanged for Equity Shares		1,365	15
Exchangeable Shares | GSD
SHARE CAPITAL
Shares issued in connection with options exercised			3,798
Exchangeable Shares | Herbal Remedies
SHARE CAPITAL
Shares converted or exchanged for Equity Shares			354
RSUs
SHARE CAPITAL
Vested (in shares)		4,402	3,262
Equity Shares issued		4,401	3,169
Awards forfeited		358	137